UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________

Commission File Number of securitizer:  ______________

Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001658274

                          Mill City Mortgage Loan Trust 2017-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001708132
Central Index Key Number of underwriter (if applicable): ____________

                      Jess Dvorak, (952) 444-4812
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC.

Schedule 1 – Description of the Due Diligence Services Performed (prepared by AMC Diligence, LLC)
Schedule 2 – Data Compare Report (prepared by AMC Diligence, LLC)
Schedule 3 – Compliance Summary – Exception Standard (prepared by AMC Diligence, LLC)
Schedule 4 – Compliance Summary – Loan Level Exception (prepared by AMC Diligence, LLC)
Schedule 5 – Compliance Summary (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)
Schedule 6 – Exception Report (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)
Schedule 7 – Itemized Report (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)
Schedule 8 – Pay History Report (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)
Schedule 9 – Pay History Report (prepared by AMC Diligence, LLC)

99.2	Disclosures required by Rule 15Ga-2 for Meridian Asset Services, Inc.

Schedule 1 – Narrative
Schedule 2 – Title & Lien Report – Exception Level Review Data
Schedule 3 – Title & Lien Report – Loan Level Exception Data

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare
Schedule 4 – Pay History Export
Schedule 5 – ATR/QM Report
Schedule 6 – Mod Upload

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 5, 2017

MILL CITY DEPOSITOR, LLC (Securitizer)

By:	MILL CITY HOLDINGS, LLC, its manager

By:	/s/ Jess Dvorak
Name: Jess Dvorak
Title: Vice President

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC.

Schedule 1 – Description of the Due Diligence Services Performed (prepared by AMC Diligence, LLC)
Schedule 2 – Data Compare Report (prepared by AMC Diligence, LLC)
Schedule 3 – Compliance Summary – Exception Standard (prepared by AMC Diligence, LLC)
Schedule 4 – Compliance Summary – Loan Level Exception (prepared by AMC Diligence, LLC)
Schedule 5 – Compliance Summary (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)
Schedule 6 – Exception Report (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)
Schedule 7 – Itemized Report (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)
Schedule 8 – Pay History Report (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)
Schedule 9 – Pay History Report (prepared by AMC Diligence, LLC)

99.2	Disclosures required by Rule 15Ga-2 for Meridian Asset Services, Inc.

Schedule 1 – Narrative
Schedule 2 – Title & Lien Report – Exception Level Review Data
Schedule 3 – Title & Lien Report – Loan Level Exception Data

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare
Schedule 4 – Pay History Export
Schedule 5 – ATR/QM Report
Schedule 6 – Mod Upload